SEGMENT INFORMATION (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Net Income or Loss and Total Assets

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying statements of operations as net income or loss. The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	June 30, 2026	December 31, 2025
Cash	$201,861	$560,813
Cash and marketable securities held in the Trust Account	$209,286,528	$205,642,100
Total assets	$209,612,581	$206,334,054

	For the Three Months Ended June 30, 2026	For the Three Months Ended June 30, 2025
Operating loss	$(898,773)	$(76,432)
Income earned on cash and marketable securities held in the Trust Account	$1,836,231	$321,137
Net income	$940,441	$245,414

	For the Six Months Ended June 30, 2026	For the Period From February 10, 2025 (Inception) Through June 30, 2025
Operating loss	$(1,597,657)	$(138,248)
Income earned on cash and marketable securities held in the Trust Account	$3,644,428	$321,137
Net income	$2,054,605	$183,628

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying statements of operations as net income or loss. The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

December 31, 2025
Cash	$560,813
Cash and marketable securities held in the Trust Account	$205,642,100
Total assets	$206,334,054

For the Period from February 10, 2025 (Inception) through December 31, 2025
Operating loss	$(1,882,975)
Income earned on cash and marketable securities held in the Trust Account	$4,392,100
Net income	$2,531,400